Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ 16	$ (10)	$ 74	$ (38)
Changes in retirement plans' funded status, Gross Amount	20	20	66	60
Foreign currency translation, Gross Amount	(96)	(9)	(362)	161
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	14	(4)	49	3
Other comprehensive income (loss), Gross Amount	(46)	(3)	(173)	186
Unrealized gain (loss) on cash flow hedges, Income Taxes		2	7	11
Changes in retirement plans' funded status, Income Taxes	(5)	(7)	(21)	(21)
Other comprehensive income (loss), Income Taxes	(5)	(5)	(14)	(10)
Unrealized gain (loss) on cash flow hedges, Net Amount	16	(8)	81	(27)
Changes in retirement plans’ funded status	15	13	45	39
Foreign currency translation, Net Amount	(96)	(9)	(362)	161
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	14	(4)	49	3
Other comprehensive income (loss), net of tax	$ (51)	$ (8)	$ (187)	$ 176